Capital Trust Securities - Additional Information (Detail) - Tier one notes series B [member] - Repayment Of Notes [Member] $ in Millions	Nov. 01, 2021 CAD ($)
Disclosure of trust capital securities [line items]
Repayment of bonds notes and debentures	$ 300
Percentage of the principal amount redeemed	100.00%